ACCRUED EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee costs	$ 3,756,411	$ 696,176
Prototype costs	715,720	360,146
Professional fees	80,535	194,211
Other	151,471	43,544
Total	$ 4,704,137	$ 1,294,077